Financial and capital risk management	12 Months Ended
Jun. 30, 2025
Financial and capital risk management
Financial and capital risk management

8. Financial and capital risk management

(a)    Considerations on risk factors that may affect the business of the Group

The Group is exposed to several market risk factors that might impact its business. The Group’s board of directors is responsible for monitoring these risk factors, as well as establishing policies and procedures to address them. The Group’s risk management structure considers the size and complexity of its activities, which allows for a better understanding of how such risks could impact Group’s strategy through committees and other internal meetings.

Currently, the Group is focused on action plans relating to risks that could have a significant impact on its strategic goals, including those required by applicable regulations. To efficiently manage and mitigate these risks, its risk management structure conducts risk identification and assessments to prioritize the risks that are key to pursuing potential opportunities that may prevent value from being created or that may compromise existing value, with the possibility of impacting its results, capital, liquidity, customer relationships and/or reputation.

The Group’s risk management strategies were developed to mitigate and/or reduce the financial market risks which it is exposed to, which are as follows:

•      credit risk

•      liquidity risk

•      capital risk

•      interest rate risk

•      exchange rate risk

•      commodity price risk in barter transactions

(b)   Credit risk

Credit risk is the risk of financial losses if a customer or a counterparty to a financial instrument fails to fulfill its contractual obligations, which arise mainly from the Group’s trade receivables. The Group maintains short-term investments and derivatives with financial institutions approved by its management according to objective criteria for diversification of such risk.

The Group seeks to mitigate its credit risk related to trade receivables by setting forth credit limits for each counterparty based on the analysis of its credit management process. Such credit exposure determination is performed considering the qualitative and quantitative information of each counterparty. The Group also focuses on the diversification of its portfolio and monitors different solvency and liquidity indicators of its counterparties. In addition, primarily for receivables in installments, the Group monitors the balance of allowances for expected credit losses. (see Note 6).

The main strategies on credit risks management are listed below:

•      creating credit approval policies and procedures for new and existing customers.

•      extending credit to qualified customers through a review of credit agency reports, financial statements and/or credit references, when available.

•      reviewing existing customer accounts every twelve months based on the credit limit amounts.

•      evaluating customer and regional risks.

•      obtaining guarantees through the endorsement of rural producer notes (“CPR”), which give physical ownership of the relevant agricultural goods in the event of the customer’s default.

•      establishing credit approval for suppliers in case of payments in advance.

•      setting up provisions using the lifetime expected credit loss method considering all possible default events over the expected life of a financial instrument. Receivables are categorized based on the number of overdue days and/or a customer’s credit risk profile. Estimated losses on receivables are based on known troubled accounts and historical losses. Receivables are considered to be in default and are written off against the allowance for credit losses when it is probable that all remaining contractual payments due will not be collected in accordance with the terms of the agreement.

•      requiring minimum acceptable counterparty credit ratings from financial counterparties.

•      setting limits for counterparties or credit exposure; and

•      developing relationships with investment-grade counterparties.

The current credit policy sets forth credit limits for customers based on credit score analysis made by the Group’s credit management area. Such score is determined considering the qualitative and quantitative information related to each customer, resulting in a rating classification and a level of requirement of guarantees as follows:

			% Of guarantees required on sales
Credit rating	% Customers	Risk classification	Medium-sized farmers (i)	Other
AA & A	24%	Very small	80-90%	0%
B	49%	Medium	100%	30%
C & D	15%	High	100%	60%
Simplified	12%	Small farmers	N/A	N/A

(i)        Medium-sized farmers ranging between 100 and 10,000 hectares in planted acreage that are typically not serviced directly by agricultural input suppliers.

For Colombia there is a similar credit scoring process, however, guarantees are not required based on credit ratings but instead based on qualitative factors such as relationships and past experiences with customers.

Maximum exposure to credit risk as of June 30, 2025 and June 30, 2024:

	2025	2024

Trade receivables (current and non-current)	1,470,730	2,825,799
Advances to suppliers	88,724	246,653

	1,559,454	3,072,452

(c)    Liquidity risk

The Group defines liquidity risk as the risk of financial losses if it is unable to comply with its payment obligations in connection with financial liabilities settled in cash or other financial assets in a timely manner as they become due. The Group’s approach to managing this risk is to ensure that it has sufficient cash available to settle its obligations without incurring losses or affecting the operations. Management is ultimately responsible for managing liquidity risk, which relies on a liquidity risk management model to manage funding requirements and liquidity in the short, medium and long term.

The Group’s cash position is monitored by its senior management, through management reports and periodic performance meetings. The Group also manages its liquidity risk by maintaining reserves, bank credit facilities and other borrowing facilities deemed appropriate, through ongoing monitoring of forecast and actual cash flows, as well as through the combination of maturity profiles of financial assets and liabilities.

The following maturity analysis of the Group’s financial liabilities and gross settled derivative financial instruments contracts (for which the cash flows are settled simultaneously) is based on expected undiscounted contractual cash flows from the year end date to the contractual maturity date:

	June 30, 2025
	Up to 1 year	From 1 to 5 years	Total

Trade payables	2,922,381	88	2,922,469
Lease liabilities	92,770	72,909	165,679
Borrowings	1,149,346	22,847	1,172,193
Obligations to FIAGRO quota holders	577,169	—	577,169
Agribusiness Receivables Certificates	472,092	—	472,092
Payables for the acquisition of subsidiaries	148,402	6,543	154,945
Commodity forward contracts	38,138	—	38,138
Derivative financial instruments	36,122	—	36,122
Salaries and social charges	218,058	—	218,058
Dividends payable	33,543	—	33,543
Warrant liabilities	1,953	—	1,953

	5,689,974	102,387	5,792,361

	June 30, 2024
	Up to 1 year	From 1 to 5 years	Total

Trade payables	3,947,367	592	3,947,959
Lease liabilities	106,229	133,059	239,288
Borrowings	1,314,821	38,208	1,353,029
Obligations to FIAGRO quota holders	226,417	—	226,417
Agribusiness Receivables Certificates	1,013	446,730	447,743
Payables for the acquisition of subsidiaries	186,661	28,037	214,698
Commodity forward contracts	68,333	329	68,662
Derivative financial instruments	78,092	—	78,092
Salaries and social charges	181,826	—	181,826
Dividends payable	6,659	—	6,659
Warrant liabilities	22,421	—	22,421
Liability for FPA Shares	168,862	—	168,862

	6,308,701	646,955	6,955,656

(d)      Capital risk

The Group's capital management objective is to ensure that it maintains healthy leverage levels and access to capital to support its ongoing operations. The Group manages its capital structure and adjusts it in light of changes in economic conditions and the risk characteristics of the underlying assets. The Group monitors capital using the net debt/Adjusted EBITDA ratio.

The Group did not make any changes to its approach to capital management during the year.

(i)        Interest rate risk

Fluctuations in interest rates, such as the Brazilian interbank deposit rate, which is an average of interbank overnight rates in Brazil, and Colombian investment rate, which is an average of interbank and financial corporation loans, may have an effect on the cost of the Group’s borrowings and new borrowings.

The Group periodically monitors the effects of market changes in interest rates on its financial instruments portfolio. Funds raised by the Group are used to finance working capital for each crop season and are typically raised at short term conditions.

As of June 30, 2025 and 2024, the Group had no derivative financial instruments used to mitigate interest rate risks.

(i)   Sensitivity analysis – exposure to interest rates

To evaluate its exposure to interest rate risk, the Group uses different scenarios to evaluate the sensitivity of variations transactions impacted by the CDI Rate and IBR Rate. The Scenario 1 represents the impact on booked amounts considering the most current (November 2025) CDI Rate and IBR Rate and reflects management’s best estimates. The Scenario 2 and Scenario 3 consider an increase of 25% and 50% in such market interest rates, before taxes, which represents a significant change in the probable scenario for sensitivity purposes.

The following table sets forth the potential impacts on the statements of profit or loss:

	June 30, 2025
		Expense on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Floating rate borrowings in Brazil	CDI Rate (14%)	105,090	125,046	145,003
Floating rate borrowings in Colombia	IBR Rate (8.73%)	24,802	29,715	34,627
Floating rate Agribusiness Receivables Certificates	CDI Rate (15%)	72,066	86,434	100,802

		201,958	241,195	280,432

(ii)      Exchange rate risk

The Group is exposed to foreign exchange risk arising from its operations related to agricultural inputs, mainly related to the U.S. dollar, which significantly impacts global prices of agricultural inputs in general. Although all purchases and sales are conducted locally, certain purchase and sales contracts are indexed to the U.S. dollar.

The Group’s current commercial department seeks to reduce this exposure. Its marketing department is responsible for managing pricing tables and commercial strategies to seek a natural hedge between purchases and sales and to match currency and terms to the greatest extent possible.

The Group’s corporate treasury department is responsible for monitoring the forecasted cash flow exposure to the U.S. dollar, and whenever any mismatches as to terms and currencies are identified, non-deliverable forwards derivative financial instruments are purchased to offset these exposures, and therefore fulfill internal policy requirements. U.S. dollar exposure is managed by macro hedging through the analysis of the forecasted cash flow for the next two harvests. The Group may not have any leveraged derivative position.

The Group’s exchange rate exposure monitoring committee meets periodically across the commercial, treasury and corporate business departments. There are also committees on purchase valuation and business intelligence for the main goods traded by the Group.

The Group does not adopt hedge accounting. Therefore, gains and losses from derivative operations are fully recognized in the statements of profit or loss, as disclosed in Note 31.

(i)   Sensitivity analysis – exposure to exchange rates

To gauge its exposure to exchange rate risk, the Group uses different scenarios to evaluate its asset and liability positions in foreign currency and their potential effects on its results.

The Scenario 1 below represents the impact on carrying amounts of the most current (November 28, 2025) market rates for the U.S. dollar (R$5.3338 to US$1.00). This analysis assumes that all other variables, particularly interest rates, remain constant. The Scenario 2 and Scenario 3 consider the devaluation of the Brazilian real against the US dollar at the rates of 25% and 50%, which represents a significant change in the probable scenario for sensitivity purposes.

The following table set forth the potential impacts on the statements of profit or loss:

	2025
		Effect on profit or loss
	Current Index	Scenario 1	Scenario 2	Scenario 3

Cash equivalents in U.S. Dollars	5.3338	(77)	758	1,593
Trade receivables in U.S. Dollars	5.3338	(1,416)	13,898	29,213
Trade payables in U.S. Dollars	5.3338	3,508	(34,428)	(72,363)
Borrowings in U.S. Dollars	5.3338	2,045	(20,067)	(42,178)

Net impacts on commercial operations		4,060	(39,839)	(83,735)

Derivative financial instruments	5.3338	(585)	5,744	12,072

Total impact, net of derivatives		3,475	(34,095)	(71,663)

(iii)    Commodity prices risk in barter transactions

In all barter transactions mentioned in Note 11, the Group uses future commodity market price as the reference to value the quantities of commodities included in the forward contracts to be delivered by the customers as payment for the Group’s products into currency. The Group uses prices quoted by commodity trading companies to value the grain purchase contracts from farmers. The Group enters into grain sale contracts with trading companies or forward derivatives with financial institutions to sell those same grains, at the same price of the purchased contracts with farmers. As such, the Group strategy to manage its exposure to those commodity prices by entering into the purchase and sale contracts at similar conditions.

These transactions are conducted by a corporate department which manages and controls such contracts as well as the compliance of Group’s policies.

(i)   Sensitivity analysis – exposure to commodity price

To gauge its exposure to commodity price risk, the Group uses different scenarios to evaluate its asset and liability positions on commodity forward contracts in soybean and corn and their potential effects on its results.

The “current risk” scenario below represents the impact on carrying amounts as of June 30, 2025, with assumptions described in Note 11. The other scenarios consider the appreciation of main assumptions at the rates of 25% and 50%, which represents a significant change in the probable scenario for sensitivity purposes.

As of June 30, 2025:

	Tons	Position	Current Risk	Average of contract prices	Current Market (R$/bag)	+25% current		+50% current

Position						Market	Impact	Market	Impact

Corn 2025	42,753	Purchased	32,330	44	45	57	8,083	68	16,165
Corn 2025	(42,495)	Sold	(29,789)	(46)	42	53	(7,447)	63	(14,894)
Corn 2026	109	Purchased	(12)	67	(7)	(9)	(3)	(10)	(6)
Soybean 2025	367	Purchased	357	109	58	73	89	88	179
Soybean 2025	(789)	Sold	(778)	(115)	59	74	(195)	89	(389)
Soybean 2026	41,210	Purchased	(2,227)	116	(3)	(4)	(557)	(5)	(1,113)
Soybean 2026	(12,307)	Sold	385	(119)	(2)	(2)	96	(3)	192
Net exposure on grain contracts	28,848	Net purchased	266				66		134

Corn 2025	(16,272)	Sold on derivatives	(501)	62	62	77	(125)	93	(250)
Corn 2026	(108)	Sold on derivatives	2	75	75	93	1	112	1
Soybean 2025	—	Sold on derivatives	—	—	123	153	—	184	—
Soybean 2026	(28,781)	Sold on derivatives	4,199	137	128	160	1,050	192	2,099
Net exposure on derivatives	(45,161)	Net sold	3,700				926		1,850

Net exposure (i)	(16,313)		3,966				992		1,984

(i)        Exposure related to 2025 corn purchase contracts for which the physical contracts were settled early, while the related derivative instruments are being held until their original maturity.

(iv)    Derivative financial instruments

The Group is exposed to market risks mainly related to fluctuations in exchange rates and commodity prices. The Group maintains operations with financial instruments of protection to mitigate exposure to these risks. The Group has been implementing and improving the internal controls to identify and measure the effects of transactions with trading companies and with financial institutions, so that such transactions are captured, recognized and disclosed in the consolidated financial statements. The Group does not carry out investments of a nature speculative in derivatives or any other risk assets. Trading derivatives are classified as current assets or liabilities.

	2025	2024

Commodity futures contracts (R$) (i)	1,199	(21,772)
Currency futures contracts (US$) (i)	(6,666)	3,860
Currency swap (US$)	—	9,212
Interest rate swap (CDI)	(22,196)	(18,640)

Derivative financial instruments, net	(27,663)	(27,340)

(i)        The amount includes forward contracts and purchase and sale transactions.